Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000024828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mortgage Core Fund
C000024830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Bond Core Fund
Without Sales Load [Member] | C000024828
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%	0.34%	1.87%
Without Sales Load [Member] | C000024830
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%	4.35%	6.31%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	8.58%	0.15%	1.59%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.62%	4.50%	6.52%